Fair Values - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) (USD $)
In Thousands, unless otherwise specified
																		12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonrecurring basis	Dec. 31, 2011 Nonrecurring basis	Dec. 31, 2012 Commercial real estate Nonrecurring basis	Dec. 31, 2011 Commercial real estate Nonrecurring basis	Dec. 31, 2012 Commercial real estate Nonrecurring basis Loans receivable	Dec. 31, 2012 Construction real estate Nonrecurring basis	Dec. 31, 2011 Construction real estate Nonrecurring basis	Dec. 31, 2012 SEPH commercial land and development Nonrecurring basis	Dec. 31, 2012 SEPH commercial land and development Nonrecurring basis Loans receivable	Dec. 31, 2012 Remaining commercial Nonrecurring basis	Dec. 31, 2011 Remaining commercial Nonrecurring basis	Dec. 31, 2012 Remaining commercial Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Nonrecurring basis	Dec. 31, 2011 Residential real estate Nonrecurring basis	Dec. 31, 2012 Residential real estate Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate High Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Commercial real estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Construction real estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Residential Real Estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Commercial real estate Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach High Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Income approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Income approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Income approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Cost approach Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach High Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Cost approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Cost approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Cost approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Cost approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Cost approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development High Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial High Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Bulk sale approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	$ 53,932	$ 67,900	$ 53,932	$ 67,882	$ 25,997	$ 24,859	$ 25,997			$ 12,832	$ 12,832	$ 8,113	$ 8,860	$ 8,113	$ 6,990	$ 12,935	$ 6,990
Other real estate owned			$ 19,926	$ 23,722	$ 3,485	$ 6,062		$ 12,134	$ 10,834						$ 4,307	$ 6,826					$ 3,485	$ 12,134	$ 4,307
Fair Value Inputs [Abstract]
Adj to comparables																		0.00%	178.00%	17.90%				0.00%	116.00%	22.30%	0.00%	218.00%	31.90%	0.00%	75.00%	26.20%	0.00%	67.00%	25.80%	0.00%	273.00%	34.00%	1.00%	61.00%	18.00%
Capitalization rate																																										7.50%	20.90%	10.10%	11.00%	11.00%	11.00%	8.50%	8.50%	8.50%	7.90%	9.30%	8.70%
Accumulated depreciation																																																						23.00%	63.00%	50.40%	40.90%	90.00%	65.00%	6.00%	6.00%	6.00%
Discount rate																																																															11.00%	55.00%	23.40%	10.00%	55.00%	18.30%	13.00%	13.00%	13.00%	10.00%	12.00%	10.80%